Income Taxes - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Beginning balance	$ 1,145	$ 513
Additions	7,319	632
Ending Balance	$ 8,464	$ 1,145